Other Borrowed Funds - Summary of Other Borrowed Funds (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Mar. 31, 2013
Line of Credit Facility [Line Items]
FHLB advances: 2014			$ 11,500
2018	10,000	10,000	100,000
2019			86,000
Total FHLB advances		10,000	197,500
Other borrowings	13,781	12,877	317,225
FHLB advances: 2014			1.93%
2018	2.33%	2.33%	3.36%
2019		0.00%	2.87%
Other borrowings, Weighted Average Rate	1.76%	1.88%	7.41%
Total FHLB advances
Line of Credit Facility [Line Items]
Other borrowings, Weighted Average Rate		2.33%	3.06%
Credit agreement
Line of Credit Facility [Line Items]
Other borrowings			116,300
Other borrowings, Weighted Average Rate			15.00%
Repurchase agreements
Line of Credit Facility [Line Items]
Other borrowings	3,540	2,636	3,425
Other borrowings, Weighted Average Rate	0.10%	0.10%	0.14%
Long term lease obligation
Line of Credit Facility [Line Items]
Other borrowings	$ 241	$ 241
Other borrowings, Weighted Average Rate	2.46%	2.46%